16. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On October 24, 2016, Zoom entered into stock subscription agreements with investors in connection with a non-brokered private placement of 619,231 unregistered shares of the Company’s common stock, which raised approximately $1.5 million net proceeds.

Management of the Company has reviewed subsequent events from September 30, 2016 through the date of filing and has concluded that, except as noted above, there were no subsequent events requiring adjustment to or disclosure in these consolidated financial statements.

Management of the Company has reviewed subsequent events from December 31, 2015 through the date of filing and has concluded that, except as noted below, there were no subsequent events requiring adjustment to or disclosure in these consolidated financial statements. The Company was required to pay a one-time setup fee of $100,000, which was paid on January 4, 2016 under a licensing agreement.